J.P. Morgan Mortgage Trust 2021-8 ABS-15G

Exhibit 99.24

Rating Agency Exceptions Report: 6/15/2021

Loan Information										Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXX	302627636	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	196714	Credit	VOM	According to the underwriting guidelines, a 24 month housing history is required per the product. In this case, an exception was issued allowing a 12 month history in lieu of 24 months.	In this case, an exception dated xxx was issued allowing a 12 month history in lieu of 24 months.	Credit Score - The borrowers Fico of 770 is xxx points greater than the minimum required Fico of xxx. , Months Of Reserves - 330 months of reserves	Client Accepted	C	C	C	C	B	B	B	B	2
1
XXXXXXXX	302526655	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX								A	A	A	A	A	A	A	A
XXXXXXXX	302623805	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX								A	A	A	A	A	A	A	A
XXXXXXXX	302569467	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX								A	A	A	A	A	A	A	A
3